SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Employees and government authorities	$ 874	$ 1,005
Receipts on account of shares		1,119
Accrued expenses		150
Related parties (note 30)	44	103
Other		157
Other accounts payable	$ 918	$ 2,534